Investments in Affiliates - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Maximum equity stake holdings in another company without prior approval of RBI	30.00%
Affiliates
Investments in and Advances to Affiliates [Line Items]
Increase/ (decrease) in the carrying value in companies	₨ 27.5	₨ 53.3